Financial instruments and risk management - Disclosure of maximum exposure to credit risk (Details) - Credit risk [member] - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 5,473,247	SFr 15,053,209
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,393,207	14,973,369
Other receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 80,040	SFr 79,840